Financial Instruments (Details) - Schedule of accounts receivable - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accounts Receivable [Abstract]
Balance beginning	$ 1,486,291	$ 2,082,229
Provision for impairment		404,210
Write-offs		(1,000,898)
Effect of foreign exchange	(4,512)	750
Balance ending	$ 1,481,779	$ 1,486,291